13F-HR

05/15/07

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith,  May 15, 2007

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   95

Form 13F Information Table Value Total: 4,321,995

                                      TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Access Pharm WTS 7.10 2/09                 WTS          0049929A3 0        75000    SH       SOLE            75000
ACE Ltd.                                   COMMON STOCK G0070K103 20102    352300   SH       SOLE            352300
Adelphia Contigent Value - ACC 1           COMMON STOCK 00685R409 5149     56711279 SH       SOLE            56711279
Adventrix Warrants 2.26 exp 07/21/12       WTS          007993DV7 908      3783783  SH       SOLE            3783783
Alltel Corp                                COMMON STOCK 020039103 137441   2216800  SH       SOLE            2216800
Amedisys                                   COMMON STOCK 023436108 745      23000    SH       SOLE            23000
American Home Mortgage Corp.               COMMON STOCK 02660R107 2089     77400    SH       SOLE            77400
American Oriental Bioenginee               COMMON STOCK 028731107 732      78000    SH       SOLE            78000
Apple Computer Inc.                        COMMON STOCK 037833100 22855    246000   SH       SOLE            246000
Assurant Inc.                              COMMON STOCK 04621X108 10726    200000   SH       SOLE            200000
Automatic Data Processing                  COMMON STOCK 053015103 113121   2602000  SH       SOLE            2602000
Beazer Homes USA Inc                       COMMON STOCK 07556Q105 841      29000    SH       SOLE            29000
Best Buy                                   COMMON STOCK 086516101 47989    985000   SH       SOLE            985000
Bisys Group Inc / The                      COMMON STOCK 055472104 23810    2077700  SH       SOLE            2077700
Cardinal Health INC                        COMMON STOCK 14149Y108 99357    1362000  SH       SOLE            1362000
Charles River Laboratories                 COMMON STOCK 159864107 65013    1405400  SH       SOLE            1405400
Charter Communications                     COMMON STOCK 16117M107 837      300000   SH       SOLE            300000
Choicepoint Inc                            COMMON STOCK 170388102 9132     244000   SH       SOLE            244000
Cisco Systems                              COMMON STOCK 17275R102 1761     69000    SH       SOLE            69000
CMGI Inc.                                  COMMON STOCK 125750109 3        1463     SH       SOLE            1463
Comcast Corp CL A                          COMMON STOCK 20030N101 2465     95000    SH       SOLE            95000
Crocs Inc                                  COMMON STOCK 227046109 24806    525000   SH       SOLE            525000
CSK Auto Corporation                       COMMON STOCK 125965103 41556    2416100  SH       SOLE            2416100
CVS/Caremark Corp                          COMMON STOCK 126650100 224081   6563600  SH       SOLE            6563600
Cytec Industries Inc                       COMMON STOCK 232820100 25308    450000   SH       SOLE            450000
Devon Energy Corporation                   COMMON STOCK 25179M103 110821   1601000  SH       SOLE            1601000
Dillards Inc - Cl A                        COMMON STOCK 254067101 55608    1699000  SH       SOLE            1699000
Downey Financial Corp                      COMMON STOCK 261018105 14521    225000   SH       SOLE            225000
DynCorp International Inc                  COMMON STOCK 26817C101 24596    1630000  SH       SOLE            1630000
Eaton Vance Corp.                          COMMON STOCK 278265103 36851    1034000  SH       SOLE            1034000
El Paso                                    COMMON STOCK 28336L109 7235     500000   SH       SOLE            500000
Elan Corp PLC - ADR                        ADRS STOCKS  284131208 837      63000    SH       SOLE            63000
Fidelity National Finl Inc                 COMMON STOCK 31620R105 64454    2684506  SH       SOLE            2684506
Fidelity National Information              COMMON STOCK 31620M106 330104   7261435  SH       SOLE            7261435
First Data Corporation                     COMMON STOCK 319963104 168313   6257000  SH       SOLE            6257000
Five Star Quality Care                     COMMON STOCK 33832D106 1696     165000   SH       SOLE            165000
Fleetwood Enterprises                      COMMON STOCK 339099103 20961    2650000  SH       SOLE            2650000
Fremont General Corp.                      COMMON STOCK 357288109 15761    2274400  SH       SOLE            2274400
GFI Group Inc                              COMMON STOCK 361652209 2039     30000    SH       SOLE            30000
Globalsantafe Corp                         COMMON STOCK G3930E101 96220    1560000  SH       SOLE            1560000
Google Inc.                                COMMON STOCK 38259P508 100016   218300   SH       SOLE            218300
Grupo Televisa SA ADR                      ADRS STOCKS  40049J206 16986    570000   SH       SOLE            570000
Heartland Payment Systems                  COMMON STOCK 42235N108 127      5400     SH       SOLE            5400
Hewlett-Packard Co.                        COMMON STOCK 428236103 21555    537000   SH       SOLE            537000
Hub Group Inc                              COMMON STOCK 443320106 2348     81000    SH       SOLE            81000
Illumina Inc.                              COMMON STOCK 452327109 21476    733000   SH       SOLE            733000
IPC Holdings Ltd.                          COMMON STOCK G4933P101 7890     273500   SH       SOLE            273500
Iron Mountain Inc                          COMMON STOCK 462846106 33982    1300500  SH       SOLE            1300500
Jetblue Airways Corp                       COMMON STOCK 477143101 5755     500000   SH       SOLE            500000
Landamerica Financial Group                COMMON STOCK 514936103 105196   1423300  SH       SOLE            1423300
Mastercard Inc                             COMMON STOCK 57636Q104 178217   1677500  SH       SOLE            1677500
Medcision Inc                              COMMON STOCK 58406P102 694      107000   SH       SOLE            107000
Medtronic Inc.                             COMMON STOCK 585055106 1766     36000    SH       SOLE            36000
MI Developments Inc - Cl A                 COMMON STOCK 55304X104 19364    517900   SH       SOLE            517900
Murphy Oil Corp                            COMMON STOCK 626717102 29370    550000   SH       SOLE            550000
National CineMedia Inc                     COMMON STOCK 635309107 12399    464400   SH       SOLE            464400
NCR Corporation                            COMMON STOCK 62886E108 270631   5665300  SH       SOLE            5665300
New Century                                COMMON STOCK 6435EV108 726      685000   SH       SOLE            685000
Nutri/System Inc                           COMMON STOCK 67069D108 6708     128000   SH       SOLE            128000
Occidental Petroleum                       COMMON STOCK 674599105 17258    350000   SH       SOLE            350000
Omnicare Inc                               COMMON STOCK 681904108 596      15000    SH       SOLE            15000
Palm Inc                                   COMMON STOCK 696643105 1845     101798   SH       SOLE            101798
Parallel Petroleum Corp                    COMMON STOCK 699157103 16065    700000   SH       SOLE            700000
PDL BioPharma Inc                          COMMON STOCK 69329Y104 368      17000    SH       SOLE            17000
Pediatrix Medical Group Inc                COMMON STOCK 705324101 2168     38000    SH       SOLE            38000
PepsiCo                                    COMMON STOCK 713448108 32034    504000   SH       SOLE            504000
Pharmaceutical  Product Devel              COMMON STOCK 717124101 808      24000    SH       SOLE            24000
Plains Exploration & Production            COMMON STOCK 726505100 95024    2105100  SH       SOLE            2105100
Prudential Financial INC                   COMMON STOCK 744320102 22429    248500   SH       SOLE            248500
Quadra Realty Inc                          COMMON STOCK 746945104 2608     200000   SH       SOLE            200000
Qualcomm Inc                               COMMON STOCK 747525103 290088   6800000  SH       SOLE            6800000
Quiksilver Inc                             COMMON STOCK 74838C106 1102     95000    SH       SOLE            95000
Research In Motion                         ADRS STOCKS  760975102 36797    269600   SH       SOLE            269600
Resources Connection Inc                   COMMON STOCK 76122Q105 26327    823000   SH       SOLE            823000
Smith International                        COMMON STOCK 832110100 25082    522000   SH       SOLE            522000
Southwestern Energy                        COMMON STOCK 845467109 220029   5369200  SH       SOLE            5369200
Staples Inc.                               COMMON STOCK 855030102 48139    1863000  SH       SOLE            1863000
State Street Corp                          COMMON STOCK 857477103 4143     64000    SH       SOLE            64000
Suntrust Banks Inc                         COMMON STOCK 867914103 130455   1571000  SH       SOLE            1571000
T. Rowe Price Group Inc.                   COMMON STOCK 74144T108 9485     201000   SH       SOLE            201000
The Charles Schwab Corporation             COMMON STOCK 808513105 31275    1710000  SH       SOLE            1710000
The First Marblehead Corp                  COMMON STOCK 320771108 42858    954750   SH       SOLE            954750
The Limited                                COMMON STOCK 532716107 19909    764000   SH       SOLE            764000
Time Warner Cable                          COMMON STOCK 88732J108 9513     253906   SH       SOLE            253906
Transkaryotic Therapies Inc.               COMMON STOCK 893735100 3922     106000   SH       SOLE            106000
Universal Compression Hldgs                COMMON STOCK 913431102 6768     100000   SH       SOLE            100000
Vivo Participacoes SA                      ADRS STOCKS  92855S101 42284    12046800 SH       SOLE            12046800
Vulcan Materials Co                        COMMON STOCK 929160109 31927    274100   SH       SOLE            274100
W&T Offshore Inc                           COMMON STOCK 92922P106 37609    1300000  SH       SOLE            1300000
Washington Federal Inc                     COMMON STOCK 938824109 22408    955200   SH       SOLE            955200
Weatherford Intl Ltd.                      COMMON STOCK G95089101 179407   3978000  SH       SOLE            3978000
Wellpoint, Inc.                            COMMON STOCK 94973V107 139410   1719000  SH       SOLE            1719000
WESCO International Inc                    COMMON STOCK 95082P105 14313    228000   SH       SOLE            228000
Willis Group Holdings Ltd.                 COMMON STOCK G96655108 90756    2293000  SH       SOLE            2293000
XM Satellite Radio Hold- Cl A              COMMON STOCK 983759101 736      57000    SH       SOLE            57000

 S REPORT SUMMARY 95 DATA RECORDS 4,321,995
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.